Revenue from contracts with customers- Schedule of Disaggregation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	R$ 9,347,413	R$ 7,746,534	R$ 5,098,545
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,141,072	6,580,118	4,239,708
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,206,341	1,166,416	858,837
Inputs Retails sales | Reportable Geographical Components
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,095,860	6,621,614	4,197,472
Inputs Retails sales | Brazil | Reportable Geographical Components
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,950,340	5,555,066	3,439,049
Inputs Retails sales | Colombia | Reportable Geographical Components
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,145,520	1,066,548	758,423
Crop Care | Reportable Geographical Components
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	557,167	331,527	41,138
Grains | Reportable Geographical Components
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	666,925	715,305	789,772
Grains | Brazil | Reportable Geographical Components
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	633,565	693,525	759,521
Grains | Colombia | Reportable Geographical Components
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	33,360	21,780	30,251
Services | Colombia | Reportable Geographical Components
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	R$ 27,461	R$ 78,088	R$ 70,163